Impairment of Jaguar Land Rover Business - Summary of Impairment Sensitivity to Key Assumptions (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	₨ 278,379.1
Increase in discount rate by 1% [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	100,828.7
Decrease in long-term growth rate applied beyond approved forecast period by 0.5% [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	43,716.6
Decrease in projected volume growth rate by 5% [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	388,923.7
Decrease in projected gross margin by 1% [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	₨ 188,986.0